Note 22 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 473,835	€ 459,662		€ 416,947
Liabilities due to central banks	20,309	38,323	[2]	47,351
Deposits from banks	40,039	26,935	[2]	19,834
Deposits from customers	413,487	394,404	[2],[3]	349,761
Debt instruments issued	68,707	55,429	[2]	55,763	€ 61,780
Other financial liabilities	15,046	14,081	[2],[4]	15,183
Financial liabilities at amortised cost	557,589	529,172	[2]	487,893
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	159	205		8
Deposits from banks	6,629	11,434		7,601
Deposits from customers	317,543	316,082		293,015
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	12,203	33,534		41,790
Deposits from banks	12,871	11,787		8,599
Deposits from customers	91,740	76,063		55,479
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,947	4,584		5,553
Deposits from banks	20,539	3,714		3,634
Deposits from customers	€ 4,204	€ 2,259		€ 1,267

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).